[Ober|Kaler Letterhead]

January 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549

ATTN:  Kate McHale, Esq.

Re:	Old Line Bancshares, Inc.
Registration Statement on Form S-4
Originally Filed November 13, 2012
File No. 333-184924

Dear Ms. McHale:

On behalf of Old Line Bancshares, Inc. (the “Company”), we have filed today Pre-Effective Amendment No. 2 (the “Amendment”) to the Company’s Registration Statement on Form S-4 (the “Registration Statement”).  Unless otherwise noted, the Company has authorized us to make the various factual representations contained in this letter.

For your convenience, each of the comments set forth in your letter dated January 7, 2012 is set forth below, followed by the Company’s response.  The numbered responses below correspond to the numbered comments in your letter.

Opinion of Old Line Bancshares’ Financial Advisor, page 63

1.
We note the changes you have made on page 63 to the disclosure regarding the fees paid to Ambassador.  However, you have not provided the aggregate compensation, as requested.  Please revise to include the aggregate amount of fees paid to Ambassador for services rendered over the last two years, whether “customary compensation” or not.  In addition, please revise this whole paragraph to clarify exactly what services Ambassador has performed for such fees, rather than referring to “other services.”

U.S. Securities and Exchange Commission
January 16, 2013

We have revised the disclosure to clarify that there were no material relationships between the Company and Ambassador during the past two years other than the investment banking services described.  Ambassador and the Company have each represented to us that the broker-dealer services Ambassador has provided to the Company, as disclosed in the Amendment, are not material and do not constitute a material relationship.  We have revised the disclosure accordingly, and the Amendment continues to state that there are no other material relationships between the Company and Ambassador.  Please see pages 63-64 of the Amendment.

Exhibit 5.1; Legality Opinion

2.
Please remove the assumption at the end of the first paragraph on page 2 regarding the amendment or rescission of corporate documents prior to the effectiveness of the merger.  Your opinion should be as of the date of effectiveness of the registration statement and your opinion at such time encompasses the corporate documents.

3.	In the first sentence of the last paragraph on page 2, please remove the reference to “reported” judicial decisions. Your Maryland opinion should not be limited.

4.
In the last paragraph on page 2, you disclaim responsibility to update your opinion after the date of the opinion or after the date of effectiveness if the laws change.  Please either remove this language, clarify that you are only disclaiming responsibility to update the opinion after effectiveness, or file your opinion when you submit an acceleration request to ensure your opinion is current at the time the registration statement goes effective.

5.
In the penultimate paragraph on page 3, you state the opinion is “solely for [the Board’s] use.”  Please remove this limitation as to who may rely upon your opinion.  You may not limit the use of the opinion solely to the board.

We have revised our legal opinion in accordance with the staff’s comments reprinted above.  Please refer to Exhibit 5.1 filed with the Amendment.

6.
Please remove assumption 2 on page 2 that assumes “all corporate actions required by the Maryland General Corporation Law and the Delaware General Corporation Law for a statutory merger will have been taken.”  This assumes the opinion you are being asked to provide.

Gordon Feinblatt LLC has revised the tax opinion in accordance with the Staff’s comment.  Please see Exhibit 8.1 filed with the Amendment

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U.S. Securities and Exchange Commission
January 16, 2013

We believe that the Amendment is responsive to your comments.  If we can be assistance in facilitating the staff’s review, please contact the undersigned at (410) 347-7341 or psomergreif@ober.com.

Sincerely,

/s/ Penny Somer-Greif
Penny Somer-Greif

cc:           James W. Cornelsen
Old Line Bancshares, Inc.